John Hancock Financial Services

Thomas J. Loftus AVP and Senior Counsel Insurance Law Department 601 Congress Street Boston, MA 02210-2805 (617) 663-3192 Fax: (617) 663-2197 E-Mail: tloftus@jhancock.com

VIA EDGAR

June 16, 2014

Sonny Oh, Esq.

Division of Investment Management

Office of Insurance Products

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4644

Re:	Manulife Financial Corporation/John Hancock Life Insurance Company (U.S.A.)

Initial Joint Registration Statement on Form F-3

Dear Mr. Oh:

We are transmitting today for filing with the Commission under the Securities Act of 1933 a joint registration statement on Form F-3 on behalf of John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”) and its parent, Manulife Financial Corporation (“MFC”)(“New Registration Statements”). The New Registration Statements cover the offer and sale by John Hancock USA of a deferred annuity contract with market value adjustment interests (the “Contract”) that are fully and unconditionally guaranteed by MFC.

We intend the New Registration Statements to replace SEC File Nos. 333-168694 and 333-168694-01 (the “Currently Effective Registrations”), which were declared effective on June 28, 2011.

The enclosed courtesy copies are marked against the last formal filing with the Commission of the Currently Effective Registrations on June 27, 2011 (Accession No. 0000950123-11-061911). We marked the courtesy copies to indicate the following revisions to the Currently Effective Registrations:

1.	Part II – Filing Fee Table. The filing fee table reflects the amount of securities to be registered, the filing fees for securities expected to remain unsold, and the offset of filing fees remaining unsold from the Currently Effective Registrations.

2.	Part I - Prospectus – Revisions to Conform Disclosure. We have made non-material revisions to the disclosure in several sections of the enclosed prospectus to reflect updates to the cover page, risk disclosure, accounting treatment and tax section, and to documents incorporated by reference.

We have made non-substantive revisions, mainly typographical and updating in nature, to both the Prospectus and Part II.

Please direct any comments and questions regarding the New Registration Statements to me at (617) 663-3192.

Very truly yours,

/s/ Thomas J. Loftus

Thomas J. Loftus

Senior Counsel - Annuities